DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

November 30, 2019 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 10.4%
Alphabet, Inc., Class A*	34,364	$44,813,749
Alphabet, Inc., Class C*	35,848	46,780,206
CenturyLink, Inc. (a)	109,354	1,584,540
Discovery, Inc., Class A*(a)	20,249	667,002
Discovery, Inc., Class C*	40,370	1,232,092
Electronic Arts, Inc.*	33,606	3,394,542
Liberty Broadband Corp., Class C*	12,421	1,484,185
Liberty Global PLC, Class A*(a)	18,280	412,214
Liberty Global PLC, Class C*	46,650	1,002,975
Omnicom Group, Inc.	25,060	1,991,769
TripAdvisor, Inc.	12,986	368,802
Verizon Communications, Inc.	474,386	28,577,013
Walt Disney Co.	206,572	31,312,184

		163,621,273

Consumer Discretionary - 10.3%
Advance Auto Parts, Inc.	7,910	1,242,503
Aptiv PLC	29,580	2,776,970
Aramark	27,320	1,192,245
Best Buy Co., Inc.	27,320	2,203,085
Booking Holdings, Inc.*	4,884	9,299,282
BorgWarner, Inc.	22,800	958,740
Capri Holdings Ltd.*	17,150	636,951
CarMax, Inc.*(a)	19,410	1,887,817
Darden Restaurants, Inc.	13,679	1,620,141
Domino’s Pizza, Inc. (a)	4,520	1,330,236
Expedia Group, Inc.	15,630	1,588,946
Gap, Inc.	25,060	416,247
Garmin Ltd.	15,357	1,500,225
Genuine Parts Co.	16,917	1,765,627
Hanesbrands, Inc. (a)	39,751	599,047
Harley-Davidson, Inc.	18,280	665,026
Hasbro, Inc.	14,816	1,506,787
Hilton Worldwide Holdings, Inc.	31,665	3,324,825
Home Depot, Inc.	125,660	27,709,287
Kohl’s Corp. (a)	18,280	859,343
LKQ Corp.*	35,230	1,242,914
Lowe’s Cos., Inc.	89,737	10,527,047
Lululemon Athletica, Inc.*	12,700	2,866,263
McDonald’s Corp.	87,178	16,954,377
MercadoLibre, Inc.	5,196	3,016,694
Mohawk Industries, Inc.*	6,780	944,929
Newell Brands, Inc. (a)	44,036	846,372
NIKE, Inc., Class B	143,484	13,414,319
Nordstrom, Inc. (a)	12,430	474,453
Norwegian Cruise Line Holdings Ltd.*	25,685	1,377,743
NVR, Inc.	408	1,547,091
PVH Corp. (a)	8,760	849,370
Ross Stores, Inc.	41,944	4,871,796
Royal Caribbean Cruises Ltd.	19,980	2,398,000
Starbucks Corp.	137,384	11,736,715
Tapestry, Inc.	31,840	856,178
Tesla, Inc.*(a)	15,407	5,083,386
Tiffany & Co.	12,430	1,663,134
TJX Cos., Inc.	138,993	8,496,642
Tractor Supply Co.	13,560	1,280,606
Ulta Beauty, Inc. (a)	6,485	1,516,582
Under Armour, Inc., Class A*(a)	20,540	388,001
Under Armour, Inc., Class C*(a)	23,056	398,869
Vail Resorts, Inc. (a)	4,520	1,096,868
VF Corp.	39,199	3,470,679
Whirlpool Corp.	6,780	970,218

		161,372,576

Consumer Staples - 7.1%
Bunge Ltd.	16,020	855,148
Campbell Soup Co. (a)	19,410	903,924
Clorox Co. (a)	14,326	2,123,543
Coca-Cola Co.	466,119	24,890,755
Colgate-Palmolive Co.	93,803	6,361,719
Estee Lauder Cos., Inc., Class A	25,377	4,960,442
General Mills, Inc.	69,394	3,700,088
Hormel Foods Corp. (a)	31,840	1,417,835
Kellogg Co.	28,450	1,852,664
Kimberly-Clark Corp.	39,568	5,394,701
McCormick & Co., Inc. (a)	13,679	2,315,171
PepsiCo, Inc.	160,418	21,789,577
Procter & Gamble Co.	286,984	35,029,267

		111,594,834

Energy - 3.8%
Apache Corp.	42,129	938,634
Baker Hughes Co.	74,995	1,681,388
Cheniere Energy, Inc.*	27,113	1,641,421
ConocoPhillips	128,118	7,679,393
Devon Energy Corp.	46,398	1,015,652
Hess Corp.	31,018	1,925,908
HollyFrontier Corp.	18,219	939,189
Kinder Morgan, Inc.	235,774	4,623,528
Marathon Oil Corp.	93,258	1,086,456
Marathon Petroleum Corp.	75,373	4,570,619
National Oilwell Varco, Inc.	46,465	1,047,786
Noble Energy, Inc. (a)	54,638	1,134,285
Occidental Petroleum Corp.	100,383	3,871,772
ONEOK, Inc.	47,688	3,388,232
Phillips 66	51,522	5,910,604
Pioneer Natural Resources Co.	19,619	2,508,093
Schlumberger Ltd.	158,514	5,738,207
Targa Resources Corp. (a)	25,060	915,442
TechnipFMC PLC	47,860	901,682
Valero Energy Corp.	46,730	4,462,248
Williams Cos., Inc.	136,846	3,109,141

		59,089,680

Financials - 12.2%
Allstate Corp.	36,960	4,115,496
Ally Financial, Inc.	46,730	1,487,883
American Express Co.	80,751	9,699,810
American Financial Group, Inc.	8,887	974,993
American International Group, Inc.	99,948	5,263,262
Ameriprise Financial, Inc.	15,518	2,542,935
Aon PLC	26,959	5,489,122
Arch Capital Group Ltd.*	46,795	1,963,986
Arthur J Gallagher & Co.	21,686	2,022,653
Assurant, Inc.	6,845	909,495
AXA Equitable Holdings, Inc.	47,000	1,162,780
Bank of New York Mellon Corp.	95,768	4,689,759
BB&T Corp. (a)	86,478	4,732,076
BlackRock, Inc.	13,309	6,586,757
Cboe Global Markets, Inc.	12,951	1,539,874
Charles Schwab Corp.	134,197	6,642,751
Chubb Ltd.	52,236	7,912,709
Citizens Financial Group, Inc.	51,250	1,971,075
CME Group, Inc.	41,070	8,326,121
Comerica, Inc.	17,130	1,206,123
Discover Financial Services	36,298	3,080,611
E*TRADE Financial Corp.	28,450	1,260,335
East West Bancorp, Inc.	16,020	734,036
Erie Indemnity Co., Class A (a)	3,067	519,243
FactSet Research Systems, Inc. (a)	4,404	1,143,499
Fifth Third Bancorp	82,397	2,487,565
First Republic Bank (a)	19,780	2,173,822
Franklin Resources, Inc. (a)	35,230	968,473
Hartford Financial Services Group, Inc.	41,514	2,568,056
Huntington Bancshares, Inc.	118,685	1,767,220
Intercontinental Exchange, Inc.	64,334	6,058,333
Invesco Ltd.	46,730	820,579
KeyCorp	114,928	2,228,454
KKR & Co., Inc., Class A (a)	56,519	1,666,745
Lincoln National Corp.	23,930	1,413,066
Loews Corp.	31,452	1,600,907
M&T Bank Corp.	14,813	2,440,294
Marsh & McLennan Cos., Inc.	58,226	6,292,484
Moody’s Corp.	19,410	4,399,665
Nasdaq, Inc.	12,430	1,302,664
Northern Trust Corp.	22,800	2,445,072
People’s United Financial, Inc.	53,629	884,878
PNC Financial Services Group, Inc.	51,344	7,866,414
Principal Financial Group, Inc.	31,840	1,754,384
Progressive Corp.	65,938	4,816,771
Prudential Financial, Inc.	46,301	4,334,700
Raymond James Financial, Inc.	14,720	1,322,150
Regions Financial Corp.	113,798	1,893,599
Reinsurance Group of America, Inc.	7,346	1,215,469
S&P Global, Inc.	28,232	7,471,599
Signature Bank	5,877	724,987
State Street Corp.	42,129	3,163,888
SunTrust Banks, Inc.	51,620	3,656,761
SVB Financial Group	5,650	1,309,274
T. Rowe Price Group, Inc.	27,320	3,375,659
TD Ameritrade Holding Corp.	30,710	1,591,699
Travelers Cos., Inc.	29,580	4,044,178
US Bancorp	171,618	10,302,229
Voya Financial, Inc.	17,150	999,502
Willis Towers Watson PLC	14,890	2,924,992
Zions Bancorp NA (a)	20,540	1,022,481

		191,286,397

Health Care - 13.8%
AbbVie, Inc.	169,556	14,875,148
Agilent Technologies, Inc.	35,230	2,845,527
Align Technology, Inc.*	8,666	2,403,429
AmerisourceBergen Corp.	18,280	1,606,995
Amgen, Inc.	68,517	16,082,310
Becton Dickinson and Co.	31,016	8,017,636
Biogen, Inc.*	21,180	6,349,976
BioMarin Pharmaceutical, Inc.*	20,483	1,653,183
Bristol-Myers Squibb Co.	268,901	15,311,223
Cardinal Health, Inc.	33,440	1,840,203
Centene Corp.*	46,730	2,825,763
Cerner Corp.	36,278	2,597,142
Cigna Corp.	43,292	8,654,937
DENTSPLY SIRONA, Inc.	25,060	1,416,892
DexCom, Inc.*	10,662	2,423,579
Edwards Lifesciences Corp.*	23,831	5,837,165
Gilead Sciences, Inc.	145,721	9,798,280
HCA Healthcare, Inc.	31,373	4,350,180
Henry Schein, Inc.*	17,150	1,181,635
Hologic, Inc.*	30,273	1,553,610
Humana, Inc.	15,488	5,284,970
IDEXX Laboratories, Inc.*	9,669	2,432,527
IQVIA Holdings, Inc.*	18,880	2,756,102
Jazz Pharmaceuticals PLC*	6,524	985,907
Johnson & Johnson	302,646	41,610,799
Laboratory Corp. of America Holdings*	11,300	1,946,877
Merck & Co., Inc.	293,672	25,602,325
Mettler-Toledo International, Inc.*	2,867	2,062,549
Perrigo Co. PLC	14,933	765,018
Quest Diagnostics, Inc.	15,771	1,680,400
ResMed, Inc.	16,639	2,489,194
STERIS PLC	9,550	1,443,387
Varian Medical Systems, Inc.	10,170	1,360,034
Vertex Pharmaceuticals, Inc.*	29,504	6,542,512
Waters Corp.*	7,910	1,756,574
Zoetis, Inc.	54,806	6,605,219

		216,949,207

Industrials - 9.2%
3M Co.	66,030	11,209,913
Acuity Brands, Inc.	4,520	591,126
Allegion PLC	10,170	1,220,705
AMERCO	1,130	409,309
Arconic, Inc.	44,497	1,377,627
C.H. Robinson Worldwide, Inc. (a)	14,890	1,144,296
Caterpillar, Inc.	64,151	9,284,574
Copart, Inc.*	23,930	2,129,770
CSX Corp.	86,778	6,208,098
Cummins, Inc.	17,150	3,136,049
Deere & Co.	34,100	5,730,505
Delta Air Lines, Inc.	19,410	1,112,387
Dover Corp.	16,873	1,881,002
Eaton Corp. PLC	47,860	4,427,050
Expeditors International of Washington, Inc.	19,410	1,451,092
Fastenal Co.	63,488	2,255,094
Flowserve Corp.	14,810	721,247
Fortune Brands Home & Security, Inc.	16,020	1,013,425
IDEX Corp.	8,781	1,429,020
IHS Markit Ltd.*	43,724	3,176,549
Illinois Tool Works, Inc.	36,689	6,395,993
Ingersoll-Rand PLC	28,033	3,675,407
Johnson Controls International PLC	91,516	3,919,630
Kansas City Southern	11,300	1,722,346
Lennox International, Inc. (a)	4,071	1,041,565
ManpowerGroup, Inc.	6,780	628,099
Masco Corp.	34,100	1,587,355
Nielsen Holdings PLC	39,750	777,113
Norfolk Southern Corp.	30,258	5,854,923
Owens Corning	12,430	833,556
PACCAR, Inc.	39,750	3,234,458
Parker-Hannifin Corp.	14,890	2,959,983
Pentair PLC	18,280	810,718
Robert Half International, Inc.	13,589	790,880
Rockwell Automation, Inc.	13,560	2,655,590
Roper Technologies, Inc.	11,676	4,207,680
Sensata Technologies Holding PLC*	18,794	967,703
Snap-on, Inc.	6,394	1,025,981
Southwest Airlines Co.	15,299	881,834
Stanley Black & Decker, Inc.	17,150	2,705,241
TransDigm Group, Inc.	5,420	3,073,682
Union Pacific Corp.	80,842	14,227,384
United Parcel Service, Inc., Class B	80,133	9,594,324
United Rentals, Inc.*	8,667	1,326,484
W.W. Grainger, Inc.	5,434	1,722,306
WABCO Holdings, Inc.	5,650	761,338
Waste Management, Inc.	48,737	5,502,895
Xylem, Inc.	20,843	1,615,541

		144,408,847

Information Technology - 23.3%
Accenture PLC, Class A	72,938	14,672,208
Adobe, Inc.	55,657	17,227,511
Applied Materials, Inc.	106,469	6,164,555
Autodesk, Inc.	25,193	4,557,414
Cadence Design Systems, Inc.*	31,840	2,236,760
Citrix Systems, Inc.	14,811	1,670,829
Cognizant Technology Solutions Corp., Class A	64,523	4,136,570
Dell Technologies, Inc., Class C*	18,826	912,873
Hewlett Packard Enterprise Co.	150,221	2,377,998
HP, Inc.	167,303	3,359,444
Intel Corp.	507,689	29,471,346
International Business Machines Corp.	101,564	13,655,280
Intuit, Inc.	29,834	7,723,724
Jack Henry & Associates, Inc.	8,753	1,329,931
Keysight Technologies, Inc.*	21,504	2,301,573
Lam Research Corp.	17,150	4,576,134
Marvell Technology Group Ltd.	69,169	1,823,987
Mastercard, Inc., Class A	103,488	30,242,298
Microsoft Corp.	831,981	125,945,284
Motorola Solutions, Inc.	19,042	3,185,727
NVIDIA Corp.	66,306	14,371,162
salesforce.com, Inc.*	95,531	15,561,045
TE Connectivity Ltd.	38,620	3,580,460
Texas Instruments, Inc.	106,973	12,859,224
Trimble, Inc.*	28,450	1,153,079
Visa, Inc., Class A	198,160	36,562,502
VMware, Inc., Class A (a)	9,586	1,491,773
Western Union Co. (a)	48,990	1,316,851

		364,467,542

Materials - 2.8%
Avery Dennison Corp.	9,743	1,270,195
Axalta Coating Systems Ltd.*	23,930	681,287
Ball Corp.	35,230	2,327,294
Celanese Corp.	14,810	1,859,692
Ecolab, Inc.	29,398	5,487,725
International Flavors & Fragrances, Inc. (a)	11,641	1,644,058
International Paper Co.	43,259	2,004,622
Linde PLC	61,994	12,783,783
Mosaic Co.	44,859	854,564
Newmont Goldcorp Corp.	93,813	3,602,419
Nucor Corp.	35,230	1,985,563
PPG Industries, Inc.	27,161	3,499,423
Sherwin-Williams Co.	9,488	5,532,737

		43,533,362

Real Estate - 3.3%
Alexandria Real Estate Equities, Inc. REIT	12,950	2,104,634
American Tower Corp. REIT	50,768	10,865,875
Boston Properties, Inc. REIT	18,150	2,514,501
Camden Property Trust REIT	11,113	1,239,655
CBRE Group, Inc., Class A*	36,360	2,073,247
Duke Realty Corp. REIT	39,750	1,398,405
Equinix, Inc. REIT	9,730	5,515,450
Federal Realty Investment Trust REIT	8,676	1,145,839
Healthpeak Properties, Inc. REIT	56,465	1,969,499
Host Hotels & Resorts, Inc. REIT	83,088	1,453,209
Iron Mountain, Inc. REIT (a)	30,710	986,405
Jones Lang LaSalle, Inc.	5,879	977,854
Liberty Property Trust REIT	17,827	1,098,500
Prologis, Inc. REIT	72,907	6,674,636
SBA Communications Corp. REIT	12,959	3,064,415
UDR, Inc. REIT	34,016	1,634,469
Welltower, Inc. REIT	46,587	3,939,863
Weyerhaeuser Co. REIT	86,227	2,544,559

		51,201,015

Utilities - 3.3%
AES Corp.	75,178	1,421,616
Alliant Energy Corp.	27,933	1,480,449
American Water Works Co., Inc.	20,540	2,485,956
CMS Energy Corp.	32,775	2,009,108
Consolidated Edison, Inc.	38,157	3,315,462
Dominion Energy, Inc.	94,279	7,835,528
DTE Energy Co.	21,286	2,659,473
Edison International	41,079	2,838,559
Eversource Energy (a)	37,183	3,072,803
NiSource, Inc.	44,435	1,175,306
Pinnacle West Capital Corp.	13,491	1,178,978
Public Service Enterprise Group, Inc.	56,898	3,374,620
Sempra Energy	30,668	4,516,476
Southern Co.	119,949	7,435,639
WEC Energy Group, Inc.	36,280	3,216,222
Xcel Energy, Inc.	59,529	3,660,438

		51,676,633

TOTAL COMMON STOCKS (Cost $1,390,580,349)		1,559,201,366

RIGHTS - 0.0%
Health Care - 0.0%
Bristol-Myers Squibb Co. CVR* (Cost $180,541)	78,496	168,766

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $969,746)	969,746	969,746

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $4,266,006)	4,266,006	4,266,006

TOTAL INVESTMENTS - 99.8% (Cost $1,395,996,642)		$1,564,605,884
Other assets and liabilities, net - 0.2%		2,430,719

NET ASSETS - 100.0%		$1,567,036,603

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statement.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
719,723	250,023 (d)	—	—	—	5,679	—	969,746	969,746
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
2,902,467	12,528,799	(11,165,260)	—	—	12,903	—	4,266,006	4,266,006

3,622,190	12,778,822	(11,165,260)	—	—	18,582	—	5,235,752	5,235,752

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $43,676,580, which is 2.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $43,992,318.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

CVR:	Contingent Value Rights
REIT:	Real Estate Investment Trust

At November 30, 2019, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
E-Mini S&P 500 Futures	USD	38	$5,864,748	$5,973,030	12/20/2019	$108,282
E-Mini S&P 500 ESG Futures	USD	5	651,400	658,250	12/20/2019	6,850

Total unrealized appreciation						$115,132

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2019.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,559,201,366	$—	$—	$1,559,201,366
Rights	168,766	—	—	168,766
Short-Term Investments (f)	5,235,752	—	—	5,235,752
Derivatives (g)
Futures Contracts	115,132	—	—	115,132

TOTAL	$1,564,721,016	$—	$—	$1,564,721,016

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.